Revenue from Contracts with Customers - Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	₩ 52,615	₩ 59,761
Incremental costs of obtaining a contract (Prepaid expenses)	861	1,277
Contract liabilities (Deferred revenue)	13,579	13,793	₩ 10,846	₩ 20,074
Micro-transaction and subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	12,622	12,886
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	116	307
Website and application development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	₩ 841	₩ 600